Other disclosures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Disclosures
Up to 1 Year	R$ 284,945	R$ 715,576	R$ 670,619
Between 1 to 5 Years	1,044,715	1,420,853	1,607,995
More than 5 Years	224,536	181,417	171,420
Total	R$ 1,554,196	R$ 2,317,846	R$ 2,450,034